Debt	12 Months Ended
Mar. 31, 2025
Debt Instrument [Line Items]
Debt
8. Debt
Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Intercompany Revolver (1)	$81.6	$—
Intercompany Note:
LGTV Revolver (2)	—	575.0
LGTV Term Loan A (2)	314.4	399.3
LGTV Term Loan B (2)	—	819.2
eOne IP Credit Facility	323.0	—
LG IP Credit Facility	978.8	—

Total corporate debt	1,697.8	1,793.5
Unamortized debt issuance costs	(24.8)	(10.2)

Total debt, net	1,673.0	1,783.3
Less current portion	(215.6)	(860.3)

Non-current portion of debt	$1,457.4	$923.0

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Revolver were repaid in full. See
 Starz Separation
 below and Note 22 for further information.

(2)
As of March 31, 2024, amounts reflect the balances outstanding under Old Lionsgate’s Credit Agreement (including the revolving credit facility, term loan A and term loan B, together referred to as the “Old Lionsgate Senior Credit Facilities”) prior to the Company’s entry into the Intercompany Note with LGCH described below. In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Note were repaid in full. See
 Starz Separation
 below and Note 22 for further information.

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2025:

	Maturity Date	Year Ending March 31,
Debt Type		2026	2027	2028	2029	2030	Thereafter	Total
		(Amounts in millions)
Intercompany Revolver (1)	—	$81.6	$—	$—	$—	$—	$—	$81.6
Intercompany Note (1) :
LGTV Revolver	April 2026	—	—	—	—	—	—	—
LGTV Term Loan A	April 2026	—	314.4	—	—	—	—	314.4
eOne IP Credit Facility	July 2029	34.0	34.0	34.0	34.0	187.0	—	323.0
LG IP Credit Facility	September 2029	100.0	100.0	100.0	100.0	578.8	—	978.8

		$215.6	$448.4	$134.0	$134.0	$765.8	$—	$1,697.8

Less aggregate unamortized debt issuance costs								(24.8)

								$1,673.0

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Revolver and Intercompany Note were repaid in full. See
 Starz Separation
 below and Note 22 for further information.

Intercompany Note and Intercompany Revolver
Intercompany Revolver
. In connection with the Studio Separation and Business Combination, on May 13, 2024, LGAC International LLC, a Delaware limited liability company and wholly owned consolidated subsidiary of the Company (“LGAC International”) and Lions Gate Capital Holdings 1, Inc., a Delaware corporation and subsidiary of Old Lionsgate (“LGCH1”), which is not a consolidated subsidiary of Legacy Lionsgate Studios, entered into a revolving credit agreement (the “Intercompany Revolver”), pursuant to which LGAC International and LGCH1 agreed to make revolving loans to each other from time to time, provided that the net amount owing by one party to the other at any particular time may not exceed $150.0 million. Amounts advanced by one party were used to repay existing indebtedness owing to the other party thereunder, if any, such that at no time were amounts owed in both directions. The net amount owed under the Intercompany Revolver, at any time, bore interest on the outstanding principal amount at a rate equal to adjusted term SOFR plus 1.75%. In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Revolver were repaid in full. See
 Starz Separation
 below and Note 22 for further information.
Intercompany Note.
 In connection with the Studio Separation and Business Combination, on May 8, 2024, Lions Gate Capital Holdings LLC, a Delaware limited liability company and subsidiary of Old Lionsgate (“LGCH”), which is not a consolidated subsidiary of Legacy Lionsgate Studios, as lender, entered into an intercompany note and assumption agreement (the “Intercompany Note”) with Lions Gate Television Inc., a Delaware corporation and wholly owned consolidated subsidiary of the Company (“LGTV”), as borrower and assuming party.
Pursuant to the Intercompany Note, LGTV was able to borrow up to $1.1 billion from LGCH on a revolving basis (the “LGTV Revolver”). LGTV also assumed balances of $399.3 million in term A loans (“LGTV Term Loan A”) and $819.2 million in term B loans (“LGTV Term Loan B” and together with the LGTV Revolver and the LGTV Term Loan A, the “LGTV Loans”). Assumed balances of the LGTV Term Loan A and LGTV Term Loan B reflected the outstanding balances of Old Lionsgate’s term loan A and term loan B under the credit and guarantee agreement dated December 8, 2016, as amended (the “Old Lionsgate Credit Agreement”). The terms of the Intercompany Note provide that the outstanding obligations and debt service requirements (principal and interest payments) of the Company remain substantially similar to the amounts and terms reflected in historical periods prior to the Studio Separation. In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Note were repaid in full. See
 Starz Separation
 below and Note 22 for further information.
LGTV Revolver Availability of Funds
 & Commitment Fee.
 The Company’s borrowing capacity under the LGTV Revolver was $1.1 billion, and as of March 31, 2025 there was $1.1 billion available thereunder. LGTV was required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on Old Lionsgate’s achievement of certain leverage ratios, as defined in the Old Lionsgate Credit Agreement.
Maturity Date:

•	LGTV Revolver & LGTV Term Loan A: April 6, 2026. See Starz Separation below.

•	LGTV Term Loan B: In November 2024, the Company paid in full the LGTV Term Loan B which was due March 24, 2025. See the “Other Debt Transactions” section below.
Interest:

•	LGTV Revolver & LGTV Term Loan A: The LGTV Revolver and LGTV Term Loan A bore interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus

0.75%), with a SOFR floor of zero. The margin was subject to potential increases of up to 50 basis points (two increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Old Lionsgate Credit Agreement (effective interest rate of 6.17% as of March 31, 2025, before the impact of interest rate swaps, see Note 19 for interest rate swaps).

•	LGTV Term Loan B: The LGTV Term Loan B bore interest at a rate per annum equal to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero (or an alternative base rate plus 1.25% margin).
Required Principal Payments:

•
LGTV Term Loan A:
 Principal payments were required in an amount equal to LGTV’s pro rata share (as determined by LGCH in its reasonable discretion) of the principal payments due and payable under the Old Lionsgate Credit Agreement. The Old Lionsgate Credit Agreement required quarterly principal payments, at quarterly rates of 1.75% and increasing to 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.

The LGTV Term Loan A also required mandatory prepayments in the event LGCH is required to make a mandatory repayment pursuant to the terms of the Old Lionsgate Credit Agreement. The Old Lionsgate Credit Agreement required repayment in connection with certain asset sales, subject to certain significant exceptions.
Optional Prepayment:

•	LGTV Revolver & LGTV Term Loan A: The Company may voluntarily prepay the LGTV Loans at any time without premium or penalty.
Guarantee and Security Matters.
 The Company and certain of its subsidiaries were guarantors under the Old Lionsgate Senior Credit Facilities. The Old Lionsgate Senior Credit Facilities were secured by a security interest in substantially all of the assets of Old Lionsgate and the Guarantors (as defined in the Old Lionsgate Credit Agreement), subject to certain exceptions. The Intercompany Note and the Intercompany Revolver are not secured obligations of the obligors thereunder. In the event the Company and its subsidiaries that are Guarantors cease to be Guarantors under the Old Lionsgate Senior Credit Facilities, LGCH had the right to cause the Company and such subsidiaries to take actions to become guarantors under the Intercompany Note and provide security over property or assets previously pledged under the Old Lionsgate Senior Credit Facilities.
Covenants.
 The Intercompany Note contained representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings. In addition, the Intercompany Note required the Company observe and perform each of the covenants set forth in the Old Lionsgate Credit Agreement which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Old Lionsgate Credit Agreement and were tested quarterly by Old Lionsgate. These covenants and ratios are applicable to and computed for the applicable entities pursuant to the Old Lionsgate Credit Agreement, which includes Old Lionsgate subsidiaries which are not part of the Company. As of March 31, 2025, the Company and Old Lionsgate were in compliance with all applicable covenants.
Sale Transaction or Change of Control.
 LGTV was required to prepay the LGTV Loans immediately prior to or simultaneously with the closing of any Sale Transaction or Change of Control, as defined in the Intercompany Note.

Starz Separation.
 In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Old Lionsgate Credit Agreement, were repaid in full and all commitments thereunder were terminated. See Note 22.
On May 6, 2025, all outstanding obligations in respect of principal, interest and fees were repaid in full and all commitments were terminated under each of (i) Intercompany Revolver and (ii) the Intercompany Note.
eOne IP Credit Facility.
 In July 2024, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “eOne IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles acquired as part of the eOne acquisition. The maximum principal amount of the eOne IP Credit Facility is $340.0 million, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. The eOne IP Credit Facility is subject to quarterly required principal payments of $8.5 million, beginning November 14, 2024, with the balance payable at maturity. Advances under the eOne IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum (effective interest rate of 6.57% as of March 31, 2025, before the impact of interest rate swaps, see Note 19 for interest rate swaps). The eOne IP Credit Facility matures on July 3, 2029.
LG IP Credit Facility.
 In September 2024, certain subsidiaries of the Company entered into a $455.0 million senior secured amortizing term credit facility (the “LG IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles. In November 2024 and December 2024, the Company closed amendments which increased the maximum principal amount of the LG IP Credit Facility to $850.0 million, and in March 2025, the Company closed an amendment which increased the maximum principal amount of the LG IP Credit Facility to $1.0 billion, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. As of March 31, 2025, the LG IP Credit Facility is subject to quarterly required principal payments of $25.0 million, with the balance payable at maturity. Advances under the LG IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum (effective interest rate of 6.57% as of March 31, 2025, before the impact of interest rate swaps, see Note 19 for interest rate swaps). The LG IP Credit Facility matures on September 30, 2029.
Capacity to Pay Dividends
At March 31, 2025, the capacity to pay dividends significantly exceeded the amount of the Company’s accumulated deficit or net loss, and therefore the Company’s net loss of $126.9 million and accumulated deficit of $1,418.2 million were deemed free of restrictions from paying dividends at March 31, 2025.
Lionsgate Exchange Notes and Existing Notes:
On May 8, 2024, LGCH1, an indirect, wholly-owned subsidiary of Old Lionsgate, which is not a consolidated subsidiary of Legacy Lionsgate Studios, issued $389.9 million aggregate principal amount of 5.5% senior notes due 2029 (the “Exchange Notes”) in exchange for an equivalent amount of Old Lionsgate’s existing 5.5% senior notes due 2029 (the “Existing Notes”). The Exchange Notes initially bear interest at 5.5% annually and mature April 15, 2029, with the interest rate increasing to 6.0% and the maturity date extending to April 15, 2030 effective upon Lionsgate’s completion of the separation of the Starz Business from the Studio Business.
The Exchange Notes and Existing Notes and related interest expense are not reflected in the Company’s consolidated financial statements. The Company and certain of its subsidiaries are guarantors under the Exchange Notes and the Existing Notes. Upon completion of the Starz Separation, the Exchange Notes became obligations of Lionsgate, see Note 22.

The outstanding principal balance of the Exchange Notes and Existing Notes totaled $715.0 million at March 31, 2025 and March 31, 2024.
As of March 31, 2025, Old Lionsgate was in compliance with all applicable covenants with respect to the Exchange Notes and the Existing Notes.
Other Debt Transactions
Fiscal 2025:
LGTV Term Loan A and LGTV Term Loan B Prepayment
. In May 2024, the Company used the proceeds from the equity issuance associated with the Business Combination (Note 2) to prepay $84.9 million principal amount of the LGTV Term Loan A and $214.1 million of the LGTV Term Loan B, together with accrued and unpaid interest thereon.
In September 2024, the Company used the proceeds from the LG IP Credit Facility to prepay $355.1 million principal amount of the LGTV Term Loan B, together with accrued and unpaid interest thereon.
In November 2024, the Company used the proceeds from the increase in the LG IP Credit Facility to pay in full the remaining $250.0 million principal amount of the LGTV Term Loan B, together with accrued and unpaid interest thereon.
Fiscal 2023:
LGTV Term Loan A Prepayment.
 In April 2022, the Company voluntarily prepaid the entire outstanding principal amount of the LGTV Term Loan A due March 22, 2023 of $193.6 million, together with accrued and unpaid interest.
Loss on Extinguishment of Debt
During the fiscal years ended March 31, 2025, 2024, and 2023, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A and Term Loan B repayment (1)	$(1.8)	$—	$(1.3)
Production loan prepayment (2)	—	(1.3)	—

	$(1.8)	$(1.3)	$(1.3)

(1)	See LGTV Term Loan A and LGTV Term Loan B Prepayment above.
(2)	Represents issuance costs written off in connection with the early prepayment of certain production loans (see Note 9).

LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Debt
7. Debt
Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Corporate debt:
Revolving Credit Facility (1)	$—	$575.0
Term Loan A (1)	314.4	399.3
Term Loan B	—	819.2
5.5% Senior Notes and Exchange Notes (2)	715.0	715.0
eOne IP Credit Facility	323.0	—
LG IP Credit Facility	978.8	—

Total corporate debt	2,331.2	2,508.5
Unamortized debt issuance costs	(40.0)	(28.5)

Total debt, net	2,291.2	2,480.0
Less current portion	(134.0)	(860.3)

Non-current portion of debt	$2,157.2	$1,619.7

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Revolving Credit Facility and Term Loan A were repaid in full. See
 Starz Separation
 below and Note 21 for further information.

(2)
In connection with the Starz Separation, a wholly owned subsidiary of Lionsgate assumed the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder. See
 Starz Separation
 below and Note 21 for further information.

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2025:

	Maturity Date	Year Ending March 31,
Debt Type		2026	2027	2028	2029	2030	Thereafter	Total
		(Amounts in millions)
Revolving Credit Facility (1)	April 2026	$—	$—	$—	$—	$—	$—	$—
Term Loan A (1)	April 2026	—	314.4	—	—	—	—	314.4
5.5% Senior Notes and Exchange Notes	April 2029	—	—	—	—	715.0	—	715.0
eOne IP Credit Facility	July 2029	34.0	34.0	34.0	34.0	187.0	—	323.0
LG IP Credit Facility	September 2029	100.0	100.0	100.0	100.0	578.8	—	978.8

		$134.0	$448.4	$134.0	$134.0	$1,480.8	$—	2,331.2

Less aggregate unamortized debt issuance costs								(40.0)

								$2,291.2

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Revolving Credit Facility and Term Loan A were repaid in full. See
 Starz Separation
 below and Note 21 for further information.

(2)
In connection with the Starz Separation, a wholly owned subsidiary of Lionsgate assumed the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder. See
 Starz Separation
 below and Note 21 for further information.

Senior Credit Facilities (Revolving Credit Facility, Term Loan A and Term Loan B)
Revolving Credit Facility Availability of Funds
 & Commitment Fee.
 The revolving credit facility provides for borrowings and letters of credit up to an aggregate of $1.25 billion, and at March 31, 2025 there was $1.25 billion available. There were no letters of credit outstanding at March 31, 2025. However, borrowing levels are subject to certain financial covenants as discussed below. The Company is required to pay a quarterly commitment fee on the revolving credit facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the credit and guarantee agreement dated December 8, 2016, as amended (the “Old Lionsgate Credit Agreement”), on the total revolving credit facility of $1.25 billion less the amount drawn.
Maturity Date:

•	Revolving Credit Facility & Term Loan A: April 6, 2026. See Starz Separation below.

•	Term Loan B: In November 2024, the Company paid in full the term loan B facility due March 24, 2025 (the “Term Loan B”). See the “Other Debt Transactions” section below.
Interest:

•
Revolving Credit Facility
 & Term Loan A:
 The Revolving Credit Facility and term loan A facility due April 2026 (the “Term Loan A”) bear interest at a rate per annum equal to SOFR plus 0.10% plus 1.75% margin (or an alternative base rate plus 0.75%), with a SOFR floor of zero. The margin is subject to potential increases of up to 50 basis points (two increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Old Lionsgate Credit Agreement (effective interest rate of 6.17% as of March 31, 2025, before the impact of interest rate swaps, see Note 18 for interest rate swaps).

•	Term Loan B: The Term Loan B bore interest at a rate per annum equal to SOFR plus 0.10% plus 2.25% margin, with a SOFR floor of zero (or an alternative base rate plus 1.25% margin).
Required Principal Payments:

•	Term Loan A: Quarterly principal payments, at quarterly rates of 1.75% and increasing to 2.50% beginning September 30, 2024 through March 31, 2026, with the balance payable at maturity.
The Term Loan A also requires mandatory prepayments in connection with certain asset sales, subject to certain significant exceptions, as defined in the Old Lionsgate Credit Agreement.
Optional Prepayment:

•	Revolving Credit Facility & Term Loan A: The Company may voluntarily prepay the Revolving Credit Facility and Term Loan A at any time without premium or penalty.
Security.
 The Senior Credit Facilities are guaranteed by the guarantors named in the Old Lionsgate Credit Agreement and are secured by a security interest in substantially all of the assets of Old Lionsgate and the Guarantors (as defined in the Old Lionsgate Credit Agreement), subject to certain exceptions.
Covenants.
 The Senior Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Revolving Credit Facility and the Term Loan A and are tested quarterly. As of March 31, 2025, the Company was in compliance with all applicable covenants.
Change in Control.
 The Company may also be subject to an event of default upon a change in control (as defined in the Old Lionsgate Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of the Company’s common shares.
Starz Separation.
 In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Old Lionsgate Credit Agreement, were repaid in full and all commitments thereunder were terminated. See Note 21.
5.5% Senior Notes and Exchange Notes
Interest:
 Bears interest at 5.5% annually (payable semi-annually in arrears on April 15 and October 15 of each year, commencing on October 15, 2021). See
 Changes Upon Separation of the Starz Business from the Studio Business below for further information.
Maturity Date:
 April 15, 2029. See
 Changes Upon Separation of the Starz Business from the Studio Business below for further information.
Optional Redemption:

(i)
On or after April 15, 2024, the Company may redeem the 5.5% Senior Notes and Exchange Notes in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Such redemption prices are as follows (as a percentage of the principal amount redeemed): (i) on or after April 15, 2024 - 102.750%; (ii) on or after April 15, 2025 -101.375%; and (iii) on or after April 15, 2026 - 100%. See
 Changes Upon Separation of the Starz Business from the Studio Business below for further information.

Security.
 The 5.5% Senior Notes and Exchange Notes are unsubordinated, unsecured obligations of the Company.
Covenants.
 The Exchange Notes contain certain restrictions and covenants that, subject to certain exceptions, limit the Company’s ability to incur additional indebtedness, pay dividends or repurchase the Company’s common shares, make certain loans or investments, and sell or otherwise dispose of certain assets subject to certain conditions, among other limitations. As of March 31, 2025, the Company was in compliance with all applicable covenants.
Change in Control.
 The occurrence of a change of control will be a triggering event requiring the Company to offer to purchase from holders all of the Exchange Notes, at a price equal to 101% of the principal amount, plus accrued and unpaid interest, if any, to the date of purchase. In addition, certain asset dispositions will be triggering events that may require the Company to use the excess proceeds from such dispositions to make an offer to purchase the Exchange Notes at 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.
Changes Upon Separation of the Starz Business from the Studio Business.
 On May 8, 2024, an indirect, wholly-owned subsidiary of the Company issued $389.9 million aggregate principal amount of 5.5% senior notes due 2029 (the “Exchange Notes”) in exchange for an equivalent amount of the existing 5.5% Senior Notes due 2029 (the “Existing Notes”). The Exchange Notes initially bear interest at 5.5% annually and mature April 15, 2029, with the interest rate increasing to 6.0% and the maturity date extending to April 15, 2030 effective upon completion of the Starz Separation. On or after the Separation Closing Date, as defined in the indenture to the Exchange Notes, the Company may redeem the Exchange Notes, in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Such redemption prices are as follows (as a percentage of the principal amount redeemed): (i) on or after the Separation Closing Date until, but excluding, the one-year
anniversary thereof - 103.0%; (ii) on or after the
one-year
anniversary of the Separation Closing Date until, but excluding the two-year
anniversary thereof - 102.0%; (iii) on or after the
two-year
anniversary of the Separation Closing Date until, but excluding the three-year anniversary thereof - 101.0%; (iv) on or after the three-year anniversary of the Separation Closing Date and thereafter - 100%. The Exchange Notes were initially guaranteed by all existing obligors under the Existing Notes, and upon completion of the Starz Separation, the Exchange Notes became guaranteed exclusively by entities which are part of Lionsgate, see Note 21.
eOne IP Credit Facility.
 In July 2024, certain subsidiaries of the Company entered into a senior secured amortizing term credit facility (the “eOne IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles acquired as part of the eOne acquisition. The maximum principal amount of the eOne IP Credit Facility is $340.0 million, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. The eOne IP Credit Facility is subject to quarterly required principal payments of $8.5 million, beginning November 14, 2024, with the balance payable at maturity. Advances under the eOne IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum (effective interest rate of 6.57% as of March 31, 2025, before the impact of interest rate swaps, see Note 18 for interest rate swaps). The eOne IP Credit Facility matures on July 3, 2029.
LG IP Credit Facility.
 In September 2024, certain subsidiaries of the Company entered into a $455.0 million senior secured amortizing term credit facility (the “LG IP Credit Facility”) based on and secured by the Company’s intellectual property rights primarily associated with certain titles. In November 2024 and December 2024, the Company closed amendments which increased the maximum principal amount of the LG IP Credit Facility to $850.0 million, and in March 2025, the Company closed an amendment which increased the maximum principal amount of the LG IP Credit Facility to $1.0 billion, subject to the amount of collateral available, which is based on the valuation of unsold rights from the libraries. As of March 31, 2025, the LG IP Credit Facility is subject to quarterly required principal payments of $25.0 million, with the balance payable at maturity. Advances under the LG IP Credit Facility bear interest at a rate equal to Term SOFR plus 2.25% per annum (effective interest rate of 6.57% as of March 31, 2025, before the impact of interest rate swaps, see Note 18 for interest rate swaps). The LG IP Credit Facility matures on September 30, 2029.
Capacity to Pay Dividends
At March 31, 2025, the capacity to pay dividends under the Senior Credit Facilities, and the 5.5% Senior Notes and Exchange Notes significantly exceeded the amount of the Company’s accumulated deficit or net loss, and therefore the Company’s net loss of $373.6 million and accumulated deficit of $3,534.1 million were deemed free of restrictions from paying dividends at March 31, 2025.
Other Debt Transactions:
Fiscal 2025:
Term Loan A and Term Loan B Prepayment.
 In May 2024, the Company used the proceeds from the equity issuance associated with the Business Combination (Note 2) to prepay $84.9 million principal amount of the Term Loan A and $214.1 million of the Term Loan B, together with accrued and unpaid interest thereon.
In September 2024, the Company used the proceeds from the LG IP Credit Facility to prepay $355.1 million principal amount of the Term Loan B, together with accrued and unpaid interest thereon.
In November 2024, the Company used the proceeds from the increase in the LG IP Credit Facility to pay in full the remaining $250.0 million principal amount of the Term Loan B, together with accrued and unpaid interest thereon.
Fiscal 2024:
Senior Notes Repurchases.
 In the fiscal year ended March 31, 2024, the Company repurchased $85.0 million principal amount of the 5.5% Senior Notes for $61.4 million, together with accrued and unpaid interest.
Fiscal 2023:
Senior Notes Repurchases.
 In the fiscal year ended March 31, 2023, the Company repurchased $200.0 million principal amount of the 5.5% Senior Notes for $135.0 million, together with accrued and unpaid interest.
Term Loan A Prepayment.
 In April 2022, the Company voluntarily prepaid the entire outstanding principal amount of the Term Loan A due March 22, 2023 of $193.6 million, together with accrued and unpaid interest.

Gain (Loss) on Extinguishment of Debt
During the fiscal years ended March 31, 2025, 2024 and 2023, the Company recorded a gain (loss) on extinguishment of debt related to the transactions described above as summarized in the table below.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Gain (Loss) on Extinguishment of Debt:
Term Loan A and B prepayments	$(1.8)	$—	$(1.3)
Senior Notes exchange and repurchases (1)	(5.7)	21.2	58.7
Production loan prepayment (2)	—	(1.3)	—

	$(7.5)	$19.9	$57.4

(1)
The 5.5% Senior Notes Exchange was considered a modification of terms since the present value of the cash flows after the amendment differed by less than a
10
% change from the present value of the cash flows on a
creditor-by-creditor
basis prior to the amendment. Accordingly, the unamortized debt issuance costs are being amortized over the applicable term of the debt and the third-party costs of $4.9 million were expensed as a loss on extinguishment of debt in the fiscal year ended March 31, 2025.

(2)	Represents issuance costs written off in connection with the early prepayment of certain production loans (see Note 8).